Share based compensation	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Share based compensation	Share based compensation
(a) Restricted Share Unit (“RSU”)

2022 Share Incentive Plan

In February 2024, the Company granted an aggregated number of 117,250 RSUs to employees, which were immediately fully vested upon the grants and these RSUs had been fully exercised as of February 29, 2024.

The following table summarizes activities of the Company's RSUs for the six months ended June 30, 2024:

	Number of RSUs	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$
Outstanding at January 1, 2024	15,033,854	0.69	4.91
Granted (new RSUs)	117,250	—	3.51
Exercised	(4,039,195)	0.03	—
Outstanding at June 30, 2024	11,111,909	0.92	4.31
Vested and expected to vest as of June 30, 2024	11,111,909	0.92	4.31	8.81	38,054
Exercisable as of June 30, 2024	9,185,844	0.92	4.26	8.93	31,602

Total intrinsic value of RSUs exercised was RMB22,449 for the six months ended June 30, 2024.

The fair value of the RSUs granted in 2024 under 2022 Share Incentive Plan is estimated using the closing price as of the grant dates of listed trading price of the Company.

(b) Options

2022 Share Incentive Plan

In April 2024, the Company granted an aggregate number of 4,960,570 share options to employees. The share options vest under one of the following two approaches:

•fully vested on the date of grant.
•25% of the grants vest every twelve-month service period since the service commencement of the employees.

The following table summarizes activities of the options for the six months ended June 30, 2024:

	Number of RSUs	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$
Outstanding at January 1, 2024	11,260,718	9.62	3.11
Granted	4,960,570	0.50	1.21
Forfeited	(195,628)	7.36	2.86
Outstanding at June 30, 2024	16,025,660	6.82	2.52
Vested and expected to vest as of June 30, 2024	16,025,660	6.82	2.52	8.02	—
Exercisable as of June 30, 2024	10,884,902	8.66	2.76	7.49	—

The fair value of the options granted for the six months ended June 30, 2023 and 2024 are estimated using the binomial model with the following assumptions used:

	Six Months Ended June 30,
	2023	2024
Risk-free rate of return	3.79%	4.69%
Volatility	44.95%	47.25%
Expected dividend yield	0.0%	0.0%
Fair value of underlying ordinary share	US$8.02	US$1.64
Expected terms	10 years	10 years

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the option awards. The risk-free interest rate was separately estimated based on the yield to maturity of U.S. Treasury bonds for a term consistent with the expected term of the options in effect at the valuation date. Expected dividend yield is zero as the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the option awards.

Compensation expenses recognized for RSUs and options for the six months ended June 30, 2023 and 2024 were allocated as follows.

	Six Months Ended June 30,
	2023	2024
	RMB	RMB
Selling, general and administrative expenses	32,565	55,066
Research and development expenses	19,661	15,859
Total	52,226	70,925

As of June 30, 2024, US$9,290 (equivalent to RMB66,196) of the total unrecognized compensation expense related to RSUs and options is expected to be recognized over a weighted-average period of 1.2 years. The unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.